Supplemental Guarantor Information	3 Months Ended
Mar. 31, 2018
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Information
SUPPLEMENTAL GUARANTOR INFORMATION

Our 2025 CQP Senior Notes are jointly and severally guaranteed by each of our subsidiaries other than SPL and, subject to certain conditions governing the release of its guarantee, Sabine Pass LNG-LP, LLC (the “CQP Guarantors”). These guarantees are full and unconditional, subject to certain customary release provisions including (1) the sale, exchange, disposition or transfer (by merger, consolidation or otherwise) of the capital stock or all or substantially all of the assets of the Guarantors, (2) upon the liquidation or dissolution of a Guarantor, (3) following the release of a Guarantor from its guarantee obligations and (4) upon the legal defeasance or satisfaction and discharge of obligations under the CQP Indenture. See Note 11—Debt of our Notes to Consolidated Financial Statements in our annual report on Form 10-K for the year ended December 31, 2017 for additional information regarding the 2025 CQP Senior Notes.

The following is condensed consolidating financial information for CQP (“Parent Issuer”), the CQP Guarantors on a combined basis and SPL (“Non-Guarantor”). We have accounted for investments in subsidiaries using the equity method.

Condensed Consolidating Balance Sheet
March 31, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	903	13	561	—	1,477
Accounts and other receivables	1	1	238	—	240
Accounts receivable—affiliate	—	26	114	(26)	114
Advances to affiliate	—	76	91	(70)	97
Inventory	—	11	72	—	83
Other current assets	13	3	38	—	54
Other current assets—affiliate	—	—	22	(22)	—
Total current assets	917	130	1,136	(118)	2,065

Property, plant and equipment, net	79	2,157	12,933	(24)	15,145
Debt issuance costs, net	18	—	16	—	34
Non-current derivative assets	15	—	9	—	24
Investments in subsidiaries	2,308	180	—	(2,488)	—
Other non-current assets, net	—	38	159	—	197
Total assets	$3,337	$2,505	$14,253	$(2,630)	$17,465

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Accounts payable	$—	$4	$7	$—	$11
Accrued liabilities	43	15	451	—	509
Due to affiliates	—	94	32	(96)	30
Deferred revenue	—	26	69	—	95
Deferred revenue—affiliate	—	22	—	(22)	—
Derivative liabilities	—	—	4	—	4
Total current liabilities	43	161	563	(118)	649

Long-term debt, net	2,569	—	13,483	—	16,052
Non-current derivative liabilities	—	—	3	—	3
Other non-current liabilities	—	11	—	—	11
Other non-current liabilities—affiliate	—	25	—	—	25

Partners’ equity	725	2,308	204	(2,512)	725
Total liabilities and partners’ equity	$3,337	$2,505	$14,253	$(2,630)	$17,465

Condensed Consolidating Balance Sheet
December 31, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	1,033	12	544	—	1,589
Accounts and other receivables	—	2	189	—	191
Accounts receivable—affiliate	—	36	163	(36)	163
Advances to affiliate	—	20	26	(10)	36
Inventory	—	10	85	—	95
Other current assets	8	3	54	—	65
Other current assets—affiliate	—	—	21	(21)	—
Total current assets	1,041	83	1,082	(67)	2,139

Property, plant and equipment, net	80	2,164	12,920	(25)	15,139
Debt issuance costs, net	20	—	18	—	38
Non-current derivative assets	14	—	17	—	31
Investments in subsidiaries	2,076	(63)	—	(2,013)	—
Other non-current assets, net	—	37	169	—	206
Total assets	$3,231	$2,221	$14,206	$(2,105)	$17,553

LIABILITIES AND PARTNERS’ EQUITY
Current liabilities
Accounts payable	$—	$4	$8	$—	$12
Accrued liabilities	23	8	606	—	637
Due to affiliates	—	47	66	(45)	68
Deferred revenue	—	27	84	—	111
Deferred revenue—affiliate	—	22	—	(21)	1
Other current liabilities—affiliate	—	1	—	(1)	—
Total current liabilities	23	109	764	(67)	829

Long-term debt, net	2,569	—	13,477	—	16,046
Non-current deferred revenue	—	1	—	—	1
Non-current derivative liabilities	—	—	3	—	3
Other non-current liabilities	—	10	—	—	10
Other non-current liabilities—affiliate	—	25	—	—	25

Partners’ equity (deficit)	639	2,076	(38)	(2,038)	639
Total liabilities and partners’ equity (deficit)	$3,231	$2,221	$14,206	$(2,105)	$17,553

Condensed Consolidating Statement of Operations
Three Months Ended March 31, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$1,015	$—	$1,015
LNG revenues—affiliate	—	—	503	—	503
Regasification revenues	—	65	—	—	65
Regasification revenues—affiliate	—	64	—	(64)	—
Other revenues	—	10	—	—	10
Other revenues—affiliate	—	55	—	(55)	—
Total revenues	—	194	1,518	(119)	1,593

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	—	838	(1)	837
Cost of sales—affiliate	—	—	8	(8)	—
Operating and maintenance expense	—	17	78	—	95
Operating and maintenance expense—affiliate	—	32	103	(109)	26
General and administrative expense	1	1	2	—	4
General and administrative expense—affiliate	3	4	12	(1)	18
Depreciation and amortization expense	1	18	86	—	105
Total operating costs and expenses	5	72	1,127	(119)	1,085

Income (loss) from operations	(5)	122	391	—	508

Other income (expense)
Interest expense, net of capitalized interest	(34)	—	(151)	—	(185)
Derivative gain, net	8	—	—	—	8
Equity earnings of subsidiaries	363	242	—	(605)	—
Other income (expense)	3	(1)	2	—	4
Total other income (expense)	340	241	(149)	(605)	(173)

Net income	$335	$363	$242	$(605)	$335

Condensed Consolidating Statement of Operations
Three Months Ended March 31, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated

Revenues
LNG revenues	$—	$—	$492	$—	$492
LNG revenues—affiliate	—	—	331	—	331
Regasification revenues	—	65	—	—	65
Regasification revenues—affiliate	—	33	—	(33)	—
Other revenues	—	2	—	—	2
Other revenues—affiliate	—	51	—	(50)	1
Total revenues	—	151	823	(83)	891

Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	—	—	510	3	513
Cost of sales—affiliate	—	—	4	(4)	—
Operating and maintenance expense	1	10	39	—	50
Operating and maintenance expense—affiliate	—	34	59	(75)	18
General and administrative expense	1	—	2	—	3
General and administrative expense—affiliate	3	3	17	(1)	22
Depreciation and amortization expense	—	19	47	—	66
Total operating costs and expenses	5	66	678	(77)	672

Income (loss) from operations	(5)	85	145	(6)	219

Other income (expense)
Interest expense, net of capitalized interest	(25)	—	(105)	—	(130)
Loss on early extinguishment of debt	—	—	(42)	—	(42)
Derivative gain (loss), net	2	—	(2)	—	—
Equity earnings (losses) of subsidiaries	75	(4)	—	(71)	—
Total other income (expense)	52	(4)	(149)	(71)	(172)

Net income (loss)	$47	$81	$(4)	$(77)	$47

Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2018
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(10)	$135	$206	$—	$331

Cash flows from investing activities
Property, plant and equipment, net	—	(5)	(189)	—	(194)
Investments in subsidiaries	(38)	—	—	38	—
Distributions received from affiliates, net	167	—	—	(167)	—
Net cash provided by (used in) investing activities	129	(5)	(189)	(129)	(194)

Cash flows from financing activities
Distributions to parent	—	(167)	—	167	—
Contributions from parent	—	38	—	(38)	—
Distributions to owners	(249)	—	—	—	(249)
Net cash used in financing activities	(249)	(129)	—	129	(249)

Net increase (decrease) in cash, cash equivalents and restricted cash	(130)	1	17	—	(112)
Cash, cash equivalents and restricted cash—beginning of period	1,033	12	544	—	1,589
Cash, cash equivalents and restricted cash—end of period	$903	$13	$561	$—	$1,477

Balances per Condensed Consolidating Balance Sheet:

	March 31, 2018
	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash and cash equivalents	$—	$—	$—	$—	$—
Restricted cash	903	13	561	—	1,477
Total cash, cash equivalents and restricted cash	$903	$13	$561	$—	$1,477

Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2017
(in millions)

	Parent Issuer	Guarantors	Non-Guarantor	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$(29)	$32	$116	$(4)	$115

Cash flows from investing activities
Property, plant and equipment, net	—	—	(528)	4	(524)
Investments in subsidiaries	(127)	—	—	127	—
Distributions received from affiliates, net	159	—	—	(159)	—
Net cash provided by (used in) investing activities	32	—	(528)	(28)	(524)

Cash flows from financing activities
Proceeds from issuances of debt	—	—	2,314	—	2,314
Repayments of debt	—	—	(703)	—	(703)
Debt issuance and deferred financing costs	—	—	(26)	—	(26)
Distributions to parent	—	(159)	—	159	—
Contributions from parent	—	127	—	(127)	—
Distributions to owners	(25)	—	—	—	(25)
Net cash provided by (used in) financing activities	(25)	(32)	1,585	32	1,560

Net increase (decrease) in cash, cash equivalents and restricted cash	(22)	—	1,173	—	1,151
Cash, cash equivalents and restricted cash—beginning of period	234	13	358	—	605
Cash, cash equivalents and restricted cash—end of period	$212	$13	$1,531	$—	$1,756